Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 07, 2022	Jan. 11, 2021	Jan. 11, 2021	Jan. 21, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 31, 2022	Apr. 01, 2022	Jan. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds		$ 172,500,000	$ 172,500,000
Transaction costs amount					$ 14,303,235	$ 14,303,235
Underwriting fees					3,450,000	3,450,000
Deferred underwriting fees					6,037,500	6,037,500
Fair value amount					4,411,238	4,411,238
Other offering costs					$ 404,497	$ 404,497
Net proceeds		$ 172,500,000	$ 172,500,000
Share unit price (in Dollars per share)		$ 10	$ 10
Fair market value, percentage					80.00%	80.00%
Public share (in Dollars per share)					$ 10	$ 10
Public share percentage					15.00%	15.00%
Public shares redeem percentage					100.00%	100.00%
Dissolution expenses					$ 100,000	$ 100,000
Offering price per share (in Dollars per share)					$ (10)	$ (10)
Operating bank accounts					$ 44,448	$ 400,073
Working capital					1,330,503	156,693
Principal amount				$ 1,500,000
Working capital loan				$ 1,500,000	250,000	1,500,000		$ 112,500	$ 350,000
Convertible warrants per share (in Dollars per share)				$ 1
Taxes payable					$ 382,919
Working capital loan description					the Company had drawn $712,500 on the Working Capital Loan and had $787,500 available to draw.
Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amount					$ 523,013	523,013
Securities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account					$ 172,882,919	$ 172,580,609
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)		17,250,000	17,250,000
Per share unit (in Dollars per share)					$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)		2,250,000	2,250,000
Per share unit (in Dollars per share)		$ 10	$ 10
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)					5,200,000	5,200,000
Per share unit (in Dollars per share)					$ 1	$ 1
Gross proceeds					$ 5,200,000	$ 5,200,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)	$ 10
Amount held in trust account	$ 104,093,013
Principal amount				$ 1,500,000
Working capital loan							$ 200,000
Convertible warrants per share (in Dollars per share)				$ 1
Exercised shared (in Shares)	6,845,606
Trust account to pay	$ 68,488,348
Public Shares outstanding (in Shares)	10,404,394
Deposits [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account					$ 382,919	$ 80,000
Extension Funds [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amount held in trust account	$ 343,345
Aggregate principal amount	$ 2,060,070
Debt Instrument, Description	In connection with the Extension, the Company drew down $343,345 in July 2022 and August 2022, for an aggregate of $686,690, under the Extension Funds note and deposited the amounts into the Trust Account.
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities percentage					50.00%	50.00%
Net tangible assets					$ 5,000,001	$ 5,000,001